Advances to Honesty Group and suppliers (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Advances To Honesty Group And Suppliers [Abstract]
Advances to Honesty Group	$ 9,408
Advances to suppliers	19,103	4,609
Advances to Honesty Group and suppliers	$ 28,511	$ 4,609